Schedule of property and equipment, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 200	$ 256	$ 253
Less: accumulated depreciation	(111)	(143)	(98)
Net book value	89	113	155
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	61	78	75
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	2	3	3
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	17	22	22
Operating Lease Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Total	$ 120	$ 153	$ 153